Related Party Transactions - Narratives - Mavik Real Estate Special Opportunities Fund, LP (Details) - USD ($) $ in Millions	Aug. 03, 2020	Aug. 03, 2020
Mavik Real Estate Special Opportunities Fund, LP
Related Party Transaction
Committed Capital	$ 50.0	$ 50.0